BUSINESS ACQUISITIONS AND GOODWILL (Details 1) - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Business Acquisition [Line Items]
Goodwill	$ 951,346	$ 1,030,399
Lowell Academy [Member]
Business Acquisition [Line Items]
Intangible assets		98,437
Working capital acquired		37,254
Noncontrolling interest		(42,731)
Goodwill	$ 0	75,103
Total consideration		$ 168,063